Shareholders' equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Profit (loss)	R$ 58,759	R$ 17,176	R$ 187,875
Weighted average number of ordinary shares used in calculating basic earnings per share	55,429,851	89,844,949	261,920,439
Basic earnings (loss) per share	R$ 1.06006	R$ 0.19117	R$ 0.71730
Diluted earnings (loss) per share	R$ 0.82054	R$ 0.16623	R$ 0.71730
Warrant shares	16,179,990
Basic Earning Per Shares [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share	55,429,851	89,844,949	261,920,439
Diluted earning per share [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share	71,609,841	103,328,274	261,920,439